Other Operating Income and Expenses - Schedule of Other Operating Income and Expenses (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Other operating income:
Change in fair value of financial assets and liabilities associated with contingent consideration arrangements	¥ 11,195	¥ 13,663	¥ 18,383
Gain on sales of property, plant and equipment and investment property	1,148	4,734	3,152
Gain on divestment of business to Teva Takeda Yakuhin	7,829	229,993	16,755
Gain on divestment of business and subsidiaries	5,602	228,923	2,553
Insurance proceeds	556	479	8,279
Change in estimate of liabilities related to SHP647	0	60,179	0
Other	23,206	8,582	13,680
Other operating income	43,123	318,020	60,213
Other operating expenses:
Donations and contributions	8,255	8,412	8,513
Restructuring expenses	83,836	115,875	181,040
Change in fair value of financial assets associated with contingent consideration arrangements	0	72,940	0
Valuation reserve for pre-launch inventories	20,723	19,486	30,411
Impairment of assets held for sale	0	530	12,897
Other	46,261	41,652	15,830
Total	159,075	258,895	248,691
Teva Takeda Pharma Ltd.
Other operating income:
Gain on divestment of business to Teva Takeda Yakuhin	¥ 1,414	¥ 1,460	¥ 14,166